SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2026
SHARE CAPITAL AND SHARE BASED PAYMENTS
Schedule of continuity of stock options
	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2025	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(4,251,000)	$1.32
Expired	(100,000)	$1.64
Stock options outstanding, December 31, 2025	5,871,000	$1.50
Granted	437,908	$9.41
Exercised	(2,695,750)	$1.22
Stock options outstanding, March 31, 2026	3,613,158	$2.67
Stock options exercisable, March 31, 2026	2,538,500	$1.61

Schedule of stock options outsanding and exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
March 25, 2027	$1.20	115,000	0.98	115,000	0.98
March 29, 2028	$1.12	450,000	2.00	450,000	2.00
March 25, 2029	$0.78	610,000	2.99	610,000	2.99
April 9, 2030	$2.11	1,925,250	4.03	1,326,000	4.03
May 27, 2030	$4.38	75,000	4.16	37,500	4.16
March 16, 2031	$9.41	437,908	4.96	-	4.96
		3,613,158	3.62	2,538,500	3.28

Schedule of assumption used for calculating fair value of stock options using black-scholes model
	March 31, 2026		December 31, 2025
Weighted average assumptions:
Risk-free interest rate		2.99%		2.80%
Expected dividend yield		0%		0%
Expected life (years)		5		5
Expected stock price volatility		61.40%		60.28%
Expected forfeiture rate		12%		13%
Weighted average fair value	C$	4.51	C$	1.06

Schedule of continuity restricted stock unit
	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2025	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, December 31, 2025	3,336,715	$1.72
Granted	209,805	$9.41
Exercised	(480,182)	$1.12
Cancelled / Forfeited	(29,804)	$1.04
RSUs outstanding, March 31, 2026	3,036,534	$2.36

Schedule of summarizes information about the RSUs outstanding
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 29, 2023	$1.12	75,000
July 10, 2023	$0.94	25,000
April 1, 2024	$1.02	1,179,014
April 9, 2025	$2.41	1,476,000
May 27, 2025	$4.38	71,715
March 16, 2026	$9.41	209,805
		3,036,534

Schedule of basic earnings per share and diluted earnings per share
	Three months ended March 31,
	2026	2025
Net income for the period	$15,913	$5,617
Basic weighted average number of shares outstanding	166,536,039	140,863,392
Effect of dilutive share options, warrants, and RSUs (‘000)	7,091,218	6,963,858
Diluted weighted average number of shares outstanding	173,627,257	147,827,215
Basic income per share	$0.10	$0.04
Diluted income per share	$0.09	$0.04